Accounts Receivable, Net	12 Months Ended
Jun. 30, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

As of June 30, 2022 and 2023, accounts receivable consisted of the following:

	As of June 30,
	2022	2023
Accounts receivable – gross	$8,260,574	$26,025,068
Allowance for doubtful accounts	-	(1,498,806)
Accounts receivable, net	$8,260,574	$24,526,262

The Company recorded bad debt expense of nil and $3,332,825 for years ended June 30, 2022 and 2023 respectively.